Financial Commitments (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Financial Commitments

17 FINANCIAL COMMITMENTS

Group
Future commitments under non-cancellable operating leases are as follows:
	Land and	Land and
	buildings	buildings
	2011	2010
	US$’000	US$’000

Operating leases with an option to terminate within 1 year	23	21